Net (Loss) Income Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Reconciliation of Numerator and Denominator of Earning Per Common Share

The reconciliation of the numerator and denominator of the (loss) income per common share is as follows:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands, except per share data)	2013	2012	2013	2012
Net (loss) income	$(64,935)	$(2,033)	$(59,463)	$1,501

Weighted average common shares outstanding	78,928,780	72,672,852	75,849,551	72,659,463
Weighted average potential dilutive common shares (1)(2)	—	—	—	4,243,747

Weighted average common shares outstanding—assuming dilution	78,928,780	72,672,852	75,849,551	76,903,210

Net (loss) income per common share—basic	$(0.82)	$(0.03)	$(0.78)	$0.02

Net (loss) income per common share—diluted	$(0.82)	$(0.03)	$(0.78)	$0.02

(1)	Potential common shares consist of common stock issuable under the assumed exercise of stock options and restricted stock awards using the treasury stock method.
(2)	For the three months ended June 30, 2013 and 2012, 3,818,726 and 3,950,989, respectively, potential common shares consisting of common stock under the assumed exercise of stock options and restricted stock awards using the treasury stock method were not included in the computation of the diluted net (loss) income per share since their inclusion would have an antidilutive effect. For the six months ended June 30, 2013, 4,227,114 potential common shares consisting of common stock under the assumed exercise of stock options and restricted stock awards using the treasury stock method were not included in the computation of the diluted net (loss) income per share since their inclusion would have an antidilutive effect.

The reconciliation of the numerator and the denominator of the earnings per common share is as follows:

	Years ended December 31,
(Dollar amounts in thousands, except per share data)	2012	2011
Net income	$77,366	$24,214

Weighted average common shares outstanding	72,707,542	72,543,500
Weighted average potential dilutive common shares (1)	3,649,966	710,298

Weighted average common shares outstanding—assuming dilution	76,367,508	73,253,798

Net income per common share—basic	$1.06	$0.33

Net income per common share—diluted	$1.01	$0.33

Pro forma net income per common share—basic (2)	$0.98

Pro forma net income per common share—diluted (2)	$0.94

(1)	Potential common shares consist of common stock issuable under the assumed exercise of stock options and restricted stock awards using the treasury stock method.
(2)	Pro forma net income per common share basic and diluted includes 6,250,000 as incremental shares being offered in the initial public offering. These amounts are unaudited.